RELATED PARTY TRANSACTIONS - Disclosure of detailed information about management and board compensation (Details) - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Aug. 31, 2022	Sep. 30, 2023
Related party transactions [abstract]
Salaries and consulting fees	$ 3,891	$ 4,737
Share-based compensation	3,713	3,525
Total key management compensation	$ 7,604	$ 8,262